SCHEDULE OF ESTIMATED ANNUAL AMORTIZATION FOR INTANGIBLE ASSETS (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Year one	$ 63
Year one	292	$ 84
Year two	464	488
Year three	454	451
Year four	$ 454	442
Year five		$ 442